TAX CHARGE	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
TAX CHARGE
23. TAX CHARGE

	Year ended December 31,
	2025	2024	2023
Current tax expense	7,831	2,883	3,168
Deferred tax (credit) charge (Note 18)	(7,309)	588	(1,287)
	522	3,471	1,881
For the years ended December 31, 2025, 2024 and 2023, the effective tax rate of the Group amounted to (1.6)%, 10.2% and 9.3%, respectively, as follows:

	Year ended December 31,
	2025	2024	2023
(Loss) income before tax	(32,408)	34,150	20,141
Expected tax (credit) expense(1)	(9,543)	3,643	2,721
Tax effects of:
Disallowed expenses (2)	11,522	769	635
Movement in unrecognized temporary differences	(7,124)	(419)	(1,266)
Tax liability arising from intra-group transfer of IP	5,598	—	—
Change in estimates related to prior periods	35	(356)	(106)
Changes in tax rates	—	(107)	—
Other	34	(59)	(103)
	522	3,471	1,881
(1) Expected tax (credit) expense is computed based on actual statutory tax rates as applicable to the Group’s companies in the respective jurisdictions.
(2) Disallowable expenses for the year ended December 31, 2025 amounted to $11,522. Of this, $11,314 relates to movements in the fair value of contingent consideration. The remaining $208 relates to other disallowable expenses, which represent permanent differences. No fair value movements in contingent consideration were recognized in the years ended December 31, 2024 and 2023.

For the years ended December 31, 2025, 2024 and 2023, the Group paid net tax of $10,287, $1,901 and $3,826, respectively.

At December 31, 2025, outstanding income tax across jurisdictions amounted to $320 (December 31, 2024: $1,076).

Amounts recognized in Other Comprehensive Income

	Year Ended December 31, 2025			Year ended December 31, 2024
	Before tax	Tax benefit (expense)	Net of tax	Before tax	Tax benefit (expense)	Net of tax
Items that are or may be reclassified subsequently to profit or loss
Cash flow hedge - effective portion of changes in fair value	(2,298)	288	(2,010)	—	—	—
Cash flow hedges - reclassified to profit or loss	2,453	(307)	2,146	—	—	—
	155	(19)	136	—	—	—